Share-Based Compensation - Summary of Activities for Restricted Shares Units (Details) - Restricted Share Units - Employees, Directors and Non-employee Directors - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Balance at the beginning of the period (in shares)	3,654	5,994	1,237
Granted (in shares)	247	176	5,758
Vested (in shares)	(1,226)	(1,527)	(292)
Cancelled/forfeited (in shares)	(607)	(989)	(709)
Balance at the end of the period (in shares)	2,068	3,654	5,994
Weighted-Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share)	$ 5.27	$ 5.39	$ 7.47
Granted (in dollars per share)	3.21	4.27	5.10
Vested (in dollars per share)	5.35	5.43	7.49
Cancelled (in dollars per share)	5.12	5.57	5.78
Balance at the end of the period (in dollars per share)	$ 5.02	$ 5.27	$ 5.39